Condensed Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net loss	$ 833,801
Changes in operating assets and liabilities:
Prepaid expenses	133,802
Other current liabilities	4,404
Net cash used in operating activities	(1,027,773)
Cash flows from investing activities
Net cash used in investing activities	99,226
Cash flows from financing activities
Net cash provided by financing activities	300,000
Net decrease in cash and cash equivalents	(628,547)
Cash and cash equivalents, beginning of period	925,923
Cash and cash equivalents, end of period	297,376
Archer Aviation Inc
Cash flows from operating activities
Net loss	(127,798,000)	$ (8,889,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	422,000	39,000
Stock-based compensation expense	1,918,000	11,000
Noncash interest	0	248,000
Noncash lease expense	597,000	0
Research and development warrant expense	34,000	0
Other warrant expense	78,208,000	0
Gain on forgiveness of PPP loan	(912,000)	0
Changes in operating assets and liabilities:
Prepaid expenses	220,000	(315,000)
Other current assets	(156,000)	(6,000)
Other long-term assets	(235,000)	0
Accounts payable	19,161,000	790,000
Other current liabilities	343,000	642,000
Operating lease liability	(572,000)	0
Net cash used in operating activities	(28,770,000)	(7,480,000)
Cash flows from investing activities
Purchases of property and equipment	(1,919,000)	(315,000)
Net cash used in investing activities	(1,919,000)	(315,000)
Cash flows from financing activities
Payments of offering costs	0	(80,000)
Proceeds from exercise of stock options	62,000	0
Proceeds from issuance of debt	0	905,000
Net cash provided by financing activities	62,000	825,000
Net decrease in cash and cash equivalents	(30,627,000)	(6,970,000)
Cash and cash equivalents, beginning of period	36,564,000	10,149,000
Cash and cash equivalents, end of period	5,937,000	3,179,000
Noncash investing activities
Purchases of property and equipment included in accounts payable	$ 446,000	$ 0